Basis of Presentation and Summary of Significant Accounting Policies - Summary of Antidilutive Securities Excluded from Computation of Earnings Per Share (Detail) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	31,653,936	29,181,081	31,369,515	29,179,763	27,339,298	16,980,580
Convertible preferred stock, all series
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	22,920,739	22,920,739	22,920,739	22,920,739	22,920,739	14,793,450
Common stock options outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	6,146,550	4,034,607	6,020,942	3,910,415	2,231,452	1,161,572
Warrants to purchase Series B-1 convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	2,050,463	2,050,463	2,050,463	2,050,463	2,050,463	196,620
Unvested common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	536,184	175,272	377,371	298,146	136,644	828,938